Related Party Transactions - Narrative (Details) - Affiliated Entity - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Receivable from Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Loans to related parties	$ 17.1
Notes Receivable from Related Party | Other Long-Term Assets
Related Party Transaction [Line Items]
Loans to related parties	$ 9.0	$ 16.3
Notes Receivable from Related Party | 8.0% Note Receivable Purchased in 2018
Related Party Transaction [Line Items]
Loans to related parties			$ 15.0
Interest rate on loans to related parties	8.00%
Notes Receivable from Related Party | 8.0% Note Receivable Purchased in 2020
Related Party Transaction [Line Items]
Loans to related parties	$ 10.0
Interest rate on loans to related parties			8.00%
Purchase Commitment Agreement
Related Party Transaction [Line Items]
Purchase commitments due to related parties		$ 12.8